Stock-Based Compensation (Tables)	6 Months Ended
Dec. 31, 2022
Stock-Based Compensation [Abstract]
Schedule of of the equity incentive plan activity
	Number of Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Balance – June 30, 2022	13,845,291	$0.59	6.66
Retrospective application of recapitalization	(2,631,676)	0.14
Adjusted Balance – beginning of period	11,213,615	0.73	6.66
Exercised	(146,823)	0.39
Forfeited and expired	(113,368)	1.57
Balance – December 31, 2022	10,953,424	0.73	6.11
Vested and expected to vest at December 31, 2022	10,953,424	0.73	6.11	$17,741
Exercisable at December 31, 2022	8,745,509	0.46	5.62	16,141

Schedule of the equity incentive plan RSU activity
	Number of Awards Outstanding	Weighted- Average Grant Date Fair Value
Unvested Balance – June 30, 2022	432,666	$6.46
Retrospective application of recapitalization	(82,240)	1.52
Adjusted, unvested balance – beginning of period	350,426	7.98
Granted	2,036,629	6.85
Vested	(488,660)	4.56
Forfeited	(95,297)	6.46
Unvested Balance – December 31, 2022	1,803,098	7.02

Schedule of stock-based compensation expense, excluding stock-based compensation in capitalized software
	Three months ended December 31,		Six months ended December 31,
	2022	2021	2022	2021
Research and development	$132	$145	$277	$250
Sales and marketing	86	114	184	213
General and administrative	614	210	2,541	485
	$832	$469	$3,002	$948